Warrants, founders' warrants and free shares - Share-based compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants, founders' warrants and free shares
Expense for the period	€ 5,567	€ 3,422
Social contribution	171	308
Total	5,738	3,730
Social security liabilities	171	310
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Warrants, founders' warrants and free shares
Probable cost of the plan	17	153
Cumulative expenses beginning of period	153	153
Expense for the period	17
Cumulative expense to date	17	153
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Warrants, founders' warrants and free shares
Probable cost of the plan	347	347
Cumulative expenses beginning of period	347	347
Cumulative expense to date	347	347
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Warrants, founders' warrants and free shares
Probable cost of the plan	369	369
Cumulative expenses beginning of period	369	369
Cumulative expense to date	369	369
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Warrants, founders' warrants and free shares
Probable cost of the plan	640	640
Cumulative expenses beginning of period	570	447
Expense for the period	74	124
Cumulative expense to date	644	570
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Warrants, founders' warrants and free shares
Probable cost of the plan	320	320
Cumulative expenses beginning of period	113	52
Expense for the period	98	62
Cumulative expense to date	207	113
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Warrants, founders' warrants and free shares
Probable cost of the plan	218	218
Cumulative expenses beginning of period	341	257
Expense for the period	97	84
Cumulative expense to date	433	341
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Warrants, founders' warrants and free shares
Probable cost of the plan	435	435
Cumulative expenses beginning of period	43	1
Expense for the period	58	42
Cumulative expense to date	100	43
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Warrants, founders' warrants and free shares
Probable cost of the plan	419	419
Cumulative expenses beginning of period	169
Expense for the period	251	169
Cumulative expense to date	417	169
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Warrants, founders' warrants and free shares
Probable cost of the plan	838	838
Cumulative expenses beginning of period	339
Expense for the period	209	339
Cumulative expense to date	547	339
Free share warrants | Free shares 2020
Warrants, founders' warrants and free shares
Probable cost of the plan	2,311	2,311
Cumulative expenses beginning of period	1,184	28
Expense for the period	1,117	1,155
Cumulative expense to date	2,311	1,184
Free share warrants | Free shares 2021-1
Warrants, founders' warrants and free shares
Probable cost of the plan	4,936	4,936
Cumulative expenses beginning of period	1,447
Expense for the period	3,460	1,447
Cumulative expense to date	4,936	€ 1,447
Free share warrants | Free shares 2021-2
Warrants, founders' warrants and free shares
Probable cost of the plan	271
Expense for the period	186
Cumulative expense to date	€ 186